summary of significant accounting policies - Inventories (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventory
Wireless handsets, parts and accessories	CAD 320	CAD 266
Costs of goods	CAD 1,950	CAD 1,840